Income Taxes - Reconciliation of the Federal Statutory Tax Rate to Total Provisions (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	3.32%	0.02%	0.75%
Federal research credit	(0.27%)	(0.79%)
Domestic manufacturing deduction	(2.27%)	(1.74%)	(3.25%)
Equity in losses of foreign joint ventures	0.85%	1.36%	1.43%
Foreign rate differential	(0.93%)	(2.35%)	0.60%
Noncontrolling interests	(2.96%)	(4.32%)	(3.64%)
Out-of-period correction	(1.10%)	(2.57%)
Other, net	0.64%	1.38%	(0.43%)
Provision for income taxes	32.28%	25.99%	30.46%